PROPERTY, PLANT AND EQUIPMENT ("PP&E") - Divestments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, plant and equipment
Property divestments	$ 112.7	$ 4.5